Supplemental information on oil and gas producing activities (unaudited) - Future net cash flows (Details) - COP ($) $ in Billions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental information on oil and gas producing activities (unaudited)
Future cash inflows		$ 483,412	$ 493,144	$ 425,762
Future costs
Production	[1]	(218,949)	(193,523)	(158,870)
Development		(40,983)	(49,299)	(40,677)
Income taxes		(72,960)	(84,245)	(80,373)
Future net cash flow		150,520	166,077	145,842
10% discount factor		(43,481)	(48,561)	(49,557)
Standardized measure of discounted net cash flows		$ 107,039	$ 117,516	$ 96,285

[1]	Production future costs include the estimated costs related to assets retirement obligations in the amount of 26,287, $25,449, and $22,615, as of December 31, 2025, 2024, and 2023, respectively.